Nuance Concentrated Value Long-Short Fund
Schedule of Investments
January 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 85.8%
Consumer Staples# - 28.9%
Beiersdorf AG - ADR (a)	570,045	$11,332,494
Cal-Maine Foods, Inc. (a)	122,140	4,763,460
Henkel AG & Co. KGaA - ADR (a)	378,805	7,511,703
Kimberly-Clark Corp. (a)	78,824	10,850,124
Sanderson Farms, Inc. (a)	36,239	6,667,976
		41,125,757
Financials - 12.3%
Chubb Ltd. - ADR (a)	9,462	1,866,663
Everest Re Group, Ltd. - ADR (a)	13,079	3,706,589
Northern Trust Corp. (a)	22,220	2,591,741
Travelers Companies, Inc. (a)	55,990	9,304,418
		17,469,411
Healthcare+ - 27.7%
Baxter International, Inc. (a)	104,563	8,933,863
Becton, Dickinson & Co. (a)	2,885	733,194
Bioventus, Inc. - Class A (a)*	58,465	761,799
Dentsply Sirona, Inc. (a)	47,686	2,547,386
ICU Medical, Inc. (a)*	18,487	3,944,386
NuVasive, Inc. (a)*	14,970	778,590
Smith & Nephew - ADR (a)	274,762	9,303,441
Universal Health Services, Inc. - Class B (a)	46,689	6,072,371
Zimmer Biomet Holdings, Inc. (a)	52,471	6,454,983
		39,530,013
Industrials - 1.5%
3M Co. (a)	12,873	2,137,176

Materials - 2.5%
GCP Applied Technologies, Inc. (a)*	112,946	3,602,977

Real Estate - 5.5%
Equity Commonwealth (a)*	302,641	7,880,772

Utilities - 7.4%
SJW Group (a)	62,509	4,304,370
United Utilities Group PLC - ADR (a)	215,515	6,193,901
		10,498,271
Total Common Stocks
(Cost $116,475,803)		122,244,377

SHORT-TERM INVESTMENT - 7.9%
First American Government Obligations Fund, Class X, 0.03%^
(Cost $11,196,220)	11,196,220	11,196,220
Total Investments - 93.7%
(Cost $127,672,023)		133,440,597
Other Assets and Liabilities, Net - 6.3%		9,018,073
Total Net Assets - 100.0%		$142,458,670

(a)	All or a portion of this security is designated as collateral for securities sold short. As of January 31, 2022, the value of the collateral was $133,440,597.
#
The Fund is significantly invested in this sector and therefore is subject to additional risks. Changes in domestic and international economies, interest rates, competition, consumer confidence, consumer spending, government regulation, marketing, and supply and demand may affect companies in this sector.

+
The Fund is significantly invested in this sector and therefore is subject to additional risks. Companies in this sector are subject to litigation, intellectual property issues, competition, government regulation, product approval or rejection, and product obsolescence.

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of January 31, 2022.
ADR -	American Depositary Receipt

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$122,244,377	$-	$-	$122,244,377
Short-Term Investment	11,196,220	-	-	11,196,220
Total Investments	$133,440,597	$-	$-	$133,440,597

Refer to the Schedule of Investments for further information on the classification of investments.

Nuance Concentrated Value Long-Short Fund
Schedule of Securities Sold Short
January 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 87.9%
Consumer Discretionary - 16.4%
AutoZone, Inc. *	605	$1,201,742
Dollar General Corp.	10,897	2,271,806
D.R. Horton, Inc.	28,593	2,551,067
Home Depot, Inc.	12,641	4,638,994
Lennar Corp. - Class A	27,640	2,656,480
Lowe's Companies, Inc.	9,437	2,239,872
McDonald's Corp.	4,444	1,152,996
O'Reilly Automotive, Inc. *	8,453	5,509,243
Yum Brands, Inc.	8,835	1,105,877
		23,328,077
Consumer Staples - 1.7%
Costco Wholesale Corp.	4,736	2,392,296

Energy - 5.5%
Canadian Natural Resources Ltd.	55,105	2,805,947
Chevron Corp.	18,951	2,488,835
ConocoPhillips	28,602	2,534,709
		7,829,491
Financials - 9.9%
American Express Co.	6,311	1,134,844
Bank of America Corp.	96,935	4,472,581
Fifth Third Bancorp	23,441	1,046,172
JPMorgan Chase & Co.	14,124	2,098,827
Marsh & McLennan Companies, Inc.	14,805	2,274,640
PNC Financial Services Group, Inc.	10,620	2,187,614
Truist Financial Corp.	15,565	977,793
		14,192,471
Healthcare - 1.6%
HCA Healthcare, Inc.	9,295	2,231,265

Industrials - 32.6%
Carrier Global Corp.	19,063	908,924
Caterpillar, Inc.	5,075	1,022,917
Cintas Corp.	5,730	2,243,467
CSX Corp.	136,834	4,682,459
Cummins, Inc.	9,664	2,134,584
Deere & Co.	12,600	4,742,640
Eaton Corporation PLC	13,401	2,123,120
Emerson Electric Co.	10,538	968,969
Ferguson PLC	15,048	2,389,472
Illinois Tool Works, Inc.	22,743	5,320,043
Norfolk Southern Corp.	8,509	2,314,363
Parker-Hannifin Corp.	7,203	2,233,002
Republic Services, Inc.	20,216	2,580,775
Stanley Black & Decker, Inc.	5,014	875,695
Trane Technologies	25,277	4,375,449
Union Pacific Corp.	21,394	5,231,903
Waste Management, Inc.	15,336	2,307,148
		46,454,930
Information Technology - 3.2%
Automatic Data Processing, Inc.	10,639	2,193,443
Paychex, Inc.	19,727	2,323,051
		4,516,494
Materials - 7.7%
Air Products and Chemicals, Inc.	3,547	1,000,679
Avery Dennison Corp.	10,852	2,229,218
Ball Corp.	11,470	1,113,737
PPG Industries, Inc.	14,119	2,205,388
Sherwin-Williams Co.	15,304	4,384,749
		10,933,771
Real Estate - 9.3%
Equity Residential	28,601	2,537,767
Prologis, Inc.	35,305	5,536,530
Public Storage	7,186	2,576,396
Weyerhaeuser Co.	65,044	2,629,729
		13,280,422
Total Securities Sold Short
(Proceeds $114,717,150)		$122,766,921

* Non-income producing security